Non-controlling interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling interest	Non-controlling interest
Changes in non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance SPV's	Seadrill Nigeria Operations Limited	Total
January 1, 2019	—	—	—	145	7	152
Net (loss)/income attributable to non-controlling interest in 2019	—	—	—	(5)	4	(1)
December 31, 2019	—	—	—	140	11	151
Net loss attributable to non-controlling interest in 2020	—	—	—	(3)	—	(3)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	—	—	—	(11)	(11)
Deconsolidation of Ship Finance SPV's	—	—	—	(137)	—	(137)
December 31, 2020	—	—	—	—	—	—
On emergence from Chapter 11 the non-controlling interest was adjusted to fair value. Refer to Note 5 - "Fresh Start Accounting" for further information.
North Atlantic Drilling Ltd and Sevan Drilling Limited
In the predecessor, we held a 70.36% interest in North Atlantic Drilling Ltd. and a 50.11% interest in Sevan. The amount of shareholders' equity not attributable to us was included in non-controlling interests. As determined in the plan of reorganization, both companies became wholly owned subsidiaries of Seadrill and the non-controlling interests were eliminated prior to emergence on July 2, 2018.
Asia Offshore Drilling Ltd
Prior to August 2020 we held a 66.24% interest in AOD. In the Predecessor, the amount of shareholders' equity not attributable to us was included in non-controlling interests. Subsequent to filing bankruptcy petitions, the Predecessor executed a Transaction Support Agreement on April 4, 2018, which gave a put option to the holders of the non-controlling interest shares, Mermaid. This redemption feature caused the fair value of the non-controlling interest held in AOD to be reclassified from equity to 'Redeemable non-controlling interest' in the Consolidated Balance Sheets.
In August 2020, Mermaid exercised their put option to sell their non-controlling interest of 34% in AOD for an agreed valuation of $31 million. This eliminated the non-controlling interest and AOD is now a wholly-owned subsidiary. For details of movements in the redeemable non-controlling interest, refer to Note 28 - "Redeemable non-controlling interest".
Ship Finance SPV's
In 2007, 2008 and 2014, we entered into sale and leaseback arrangements for drilling units with SFL Corporation Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. Prior to 4Q20, we were the primary beneficiary of these companies and therefore consolidated them under the variable interest model with the SFL Corporation Ltd equity in these companies included in non-controlling interest.
In September 2020, we triggered an event of default that meant we were no longer the primary beneficiary and the Ship Finance SPV's were deconsolidated. Refer to Note 36 - "Variable Interest Entities".
Seadrill Nigeria Operations Limited
HH Global Alliance Investments Limited ("Heirs Holdings"), an unrelated party registered in Nigeria, owns a non-controlling interest in one of our subsidiaries, Seadrill Nigeria Operations Limited ("Seadrill Nigeria") holds a 10% interest in our drillship West Jupiter and previously supported the West Jupiter's operations whilst it was under contract with Total in Nigeria. The equity attributable to Heirs Holdings is classified as a non-controlling interest in our consolidated balance sheet. In February 2020, we paid $11 million to Heirs Holdings for an option to buy the non-controlling interest at any point in the future for a $1 purchase price.Redeemable non-controlling interest
Changes in redeemable non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
January 1, 2019	38
Net loss attributable to redeemable non-controlling interest	(2)
Fair value adjustment	21
December 31, 2019	57
Net loss attributable to redeemable non-controlling interest	(1)
Fair value adjustment	(25)
Acquisition of NCI	(31)
December 31, 2020	—
Prior to September 11, 2020, we held a 66.24% interest in AOD, which owns the benign environment jack-up rigs AOD 1, AOD 2 and AOD 3. The remaining 33.76% interest was owned by Mermaid.
On April 4, 2018, the Predecessor executed a Transaction Support Agreement which provided Mermaid with a put option that gave them the right to sell their non-controlling interest shares to Seadrill. The repurchase price is based on the fair value of the shares, determined by a valuation expert, subject to a price ceiling of $125 million. The exercise window for the put option ended on September 30, 2020.
If Mermaid did not exercise their option, Seadrill would have a call option that gives them the right to buy Mermaid's shares at fair value, subject to a price floor of $75 million. The exercise window for the call option started on October 1, 2020 and ends on March 31, 2021.
The put option generated a redemption feature for Mermaid that was outside the control of Seadrill. The fair value of Mermaid's non-controlling interest shares was reclassified from equity to "Redeemable non-controlling interest" in the Consolidated Balance Sheet. Each reporting period, we (i) attributed Mermaid's share of AOD's profit or loss to the redeemable non-controlling interest and (ii) made an adjustment to remeasure the redeemable non-controlling interest at fair value, with the offsetting entry to equity. See the table above.
On September 11, 2020, Mermaid served notice on Seadrill that it was exercising the put option. The fair value of the non-controlling interest of AOD was agreed at $31 million which was settled in cash by Seadrill. The exercise of the put option resulted in the increase of the ownership interest in AOD to 100% and de-recognition of the redeemable non-controlling interest from the Consolidated Balance Sheet.